Long term Liabilities to Banks and Others (Details) - Schedule of long term liabilities to banks and others composition - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Long term Liabilities to Banks and Others (Details) - Schedule of long term liabilities to banks and others composition [Line Items]
Long-term liabilities	$ 256,972
Current maturities	76,656
Long-term liabilities net of current maturities	$ 180,316
Total long-term liabilities net of current maturities		$ 162,062
NIS (Unlinked) [Member]
Long term Liabilities to Banks and Others (Details) - Schedule of long term liabilities to banks and others composition [Line Items]
Currency	NIS (Unlinked)
Long-term liabilities	$ 255,972
Current maturities	75,856
Long-term liabilities net of current maturities	$ 180,116
Total long-term liabilities net of current maturities		161,043
NIS (Unlinked) [Member] | Minimum [Member]
Long term Liabilities to Banks and Others (Details) - Schedule of long term liabilities to banks and others composition [Line Items]
Interest rate	1.80%
NIS (Unlinked) [Member] | Maximum [Member]
Long term Liabilities to Banks and Others (Details) - Schedule of long term liabilities to banks and others composition [Line Items]
Interest rate	5.50%
NIS (Linked to USD) [Member]
Long term Liabilities to Banks and Others (Details) - Schedule of long term liabilities to banks and others composition [Line Items]
Currency	NIS Linked to USD
Long-term liabilities	$ 1,000
Current maturities	800
Long-term liabilities net of current maturities	$ 200
Total long-term liabilities net of current maturities		$ 1,019